Summary of Significant Accounting Policies - Reclassification of Prior Year Comparatives (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Insurance Contract Payables [Abstract]
Payable to reinsurers	$ 1,469.4	$ 1,122.2
Ceded deferred premium acquisition costs	373.2	254.8
Amounts payable to agents and brokers	101.8	93.8
Accrued commissions	95.5	87.3
Accrued premium taxes	82.7	74.6
Other insurance contract payables	229.3	241.9
Insurance contract payables	2,591.0	2,003.1
Funds withheld and other payables to reinsurers (previously presented separately on the consolidated balance sheet)	239.1	128.5
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities	4,814.1	3,020.0
Income taxes payable (previously presented separately on the consolidated balance sheet)	$ 78.4	80.1
Previously Reported
Insurance Contract Payables [Abstract]
Payable to reinsurers		576.4
Funds withheld and other payables to reinsurers (previously presented separately on the consolidated balance sheet)		674.3
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities		4,268.7
Income taxes payable (previously presented separately on the consolidated balance sheet)		80.1
Restatement Adjustment
Insurance Contract Payables [Abstract]
Insurance contract payables		1,328.8
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities		$ (1,328.8)